DERIVATIVE FINANCIAL INSTRUMENTS and FAIR VALUE MEASUREMENTS (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Convertible Debt [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility		217.00%	408.00%
Expected remaining term		6 months 29 days
Risk-free interest rate		0.60%	0.64%
Expected dividend yield		0.00%	0.00%	0.00%
Convertible Debt [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility				377.00%
Expected remaining term			1 year 8 months 12 days	2 years
Risk-free interest rate				0.70%
Convertible Debt [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility				216.00%
Expected remaining term			9 months 25 days	9 months 29 days
Risk-free interest rate				0.50%
Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility	53.00%	217.00%	408.00%	134.00%
Expected remaining term	5 years	2 years 6 months	3 years 3 months	4 years 3 months
Risk-free interest rate	0.40%	1.31%	1.63%	0.47%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Initial Valuations On Derivative [Member] | Convertible Debt [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Volatility		217.00%
Expected remaining term		8 months 12 days
Risk-free interest rate		0.70%
Expected dividend yield		0.00%